File No. 33-45961

File No. 811-6569

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 78

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 78

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp,

6300 Lamar Avenue,

Shawnee Mission, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on December 18, 2012 pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant’s fiscal year ended March 31, 2012 was filed on June 28, 2012.

Subject to Completion — dated October 19, 2012

This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Ivy Funds

Supplement dated                         , 2012 to the

Ivy Funds Prospectus

dated July 31, 2012, as supplemented September 12, 2012

Please note that all changes are effective December 18, 2012, unless otherwise noted below:

On the cover page, the following information should be added to the table:

Ticker
Class R
DOMESTIC EQUITY FUNDS
Ivy Core Equity Fund
Ivy Dividend Opportunities Fund
Ivy Micro Cap Growth Fund
Ivy Small Cap Value Fund
Ivy Value Fund

FIXED INCOME FUNDS
Ivy Bond Fund
Ivy Global Bond Fund
Ivy High Income Fund
Ivy Limited-Term Bond Fund

GLOBAL/INTERNATIONAL FUNDS
Ivy Cundill Global Value Fund
Ivy European Opportunities Fund
Ivy Global Equity Income Fund
Ivy Global Income Allocation Fund
Ivy International Core Equity Fund
Ivy International Growth Fund
Ivy Managed European/Pacific Fund
Ivy Managed International Opportunities Fund
Ivy Pacific Opportunities Fund

SPECIALTY FUNDS
Ivy Balanced Fund
Ivy Energy Fund

Supplement	Prospectus	1

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 3 for Ivy Core Equity Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None
Maximum Annual Maintenance Fee	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 3 for Ivy Core Equity Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.33%	[4]
Total Annual Fund Operating Expenses	1.53%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.53%

[4]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 3-4 for Ivy Core Equity Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on pages 5-6 for Ivy Core Equity Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 6 for Ivy Core Equity Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

2	Prospectus	Supplement

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 7 for Ivy Dividend Opportunities Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None
Maximum Annual Maintenance Fee	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 7 for Ivy Dividend Opportunities Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.33%	[4]
Total Annual Fund Operating Expenses	1.53%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.53%

[4]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 7-8 for Ivy Dividend Opportunities Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on pages 9-10 for Ivy Dividend Opportunities Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	Life of Class
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 10 for Ivy Dividend Opportunities Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

Supplement	Prospectus	3

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 16 for Ivy Micro Cap Growth Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 16 for Ivy Micro Cap Growth Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.47%	[3]
Total Annual Fund Operating Expenses	1.92%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.92%

[3]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on page 16 for Ivy Micro Cap Growth Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 18 for Ivy Micro Cap Growth Fund:

as of December 31, 2011	1 Year	Life of Class
Class R*
Return Before Taxes	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 19 for Ivy Micro Cap Growth Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

4	Prospectus	Supplement

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 28 for Ivy Small Cap Value Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 28 for Ivy Small Cap Value Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.35%	[5]
Acquired Fund Fees and Expenses[2]	0.23%
Total Annual Fund Operating Expenses	1.93%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.93%

[5]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 28-29 for Ivy Small Cap Value Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 31 for Ivy Small Cap Value Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 31 for Ivy Small Cap Value Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

Supplement	Prospectus	5

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 38 for Ivy Value Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 38 for Ivy Value Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.43%	[4]
Total Annual Fund Operating Expenses	1.63%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.63%

[4]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on page 38 for Ivy Value Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on pages 40-41 for Ivy Value Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 41 for Ivy Value Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

6	Prospectus	Supplement

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 42 for Ivy Bond Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None
Maximum Annual Maintenance Fee	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 42 for Ivy Bond Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.53%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.33%	[4]
Total Annual Fund Operating Expenses	1.36%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.36%

[4]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 42-43 for Ivy Bond Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 45 for Ivy Bond Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on pages 45-46 for Ivy Bond Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

Supplement	Prospectus	7

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 47 for Ivy Global Bond Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 47 for Ivy Global Bond Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.36%	[3]
Total Annual Fund Operating Expenses	1.49%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%

[3]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on page 47 for Ivy Global Bond Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 50 for Ivy Global Bond Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	Life of Class
Class R*
Return Before Taxes	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 50 for Ivy Global Bond Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

8	Prospectus	Supplement

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 52 for Ivy High Income Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None
Maximum Annual Maintenance Fee	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 52 for Ivy High Income Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees (as of September 30, 2012)	0.53%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.28%	[4]
Total Annual Fund Operating Expenses	1.31%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%

[4]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 52-53 for Ivy High Income Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 55 for Ivy High Income Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on pages 55-56 for Ivy High Income Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

Supplement	Prospectus	9

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 57 for Ivy Limited-Term Bond Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None
Maximum Annual Maintenance Fee	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 57 for Ivy Limited-Term Bond Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees (as of September 30, 2012)	0.45%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.29%	[4]
Total Annual Fund Operating Expenses	1.24%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%

[4]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 57-58 for Ivy Limited-Term Bond Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 60 for Ivy Limited-Term Bond Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 60 for Ivy Limited-Term Bond Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

10	Prospectus	Supplement

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 71 for Ivy Cundill Global Value Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None
Maximum Annual Maintenance Fee	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 71 for Ivy Cundill Global Value Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.36%	[4]
Total Annual Fund Operating Expenses	1.86%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.86%

[4]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 71-72 for Ivy Cundill Global Value Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

  You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 74 for Ivy Cundill Global Value Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 74 for Ivy Cundill Global Value Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

Supplement	Prospectus	11

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 76 for Ivy European Opportunities Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 76 for Ivy European Opportunities Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.38%	[3]
Total Annual Fund Operating Expenses	1.78%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.78%

[3]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on page 76 for Ivy European Opportunities Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 78 for Ivy European Opportunities Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 79 for Ivy European Opportunities Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

12	Prospectus	Supplement

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 80 for Ivy Global Equity Income Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 80 for Ivy Global Equity Income Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses[2]	0.39%
Total Annual Fund Operating Expenses	1.59%
Fee Waiver and/or Expense Reimbursement	0.06%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.53%

[2]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

4 Through [December 18, 2013], Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund’s Class R shares at 1.53%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on page 80 for Ivy Global Equity Income Fund:

	1 Year	3 Years
Class R Shares	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class R Shares	—	—

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 82 for Ivy Global Equity Income Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

Supplement	Prospectus	13

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 83 for Ivy Global Income Allocation Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None
Maximum Annual Maintenance Fee	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 83 for Ivy Global Income Allocation Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.38%	[3]
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and/or Expense Reimbursement	0.01%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.57%

[3]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

[4]

Through [December 18, 2013], Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for the Fund’s Class R shares at 1.57%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 83-84 for Ivy Global Income Allocation Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 86 for Ivy Global Income Allocation Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 87 for Ivy Global Income Allocation Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

14	Prospectus	Supplement

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 88 for Ivy International Core Equity Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None
Maximum Annual Maintenance Fee	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 88 for Ivy International Core Equity Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.32%	[4]
Total Annual Fund Operating Expenses	1.67%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.67%

[4]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 88-89 for Ivy International Core Equity Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on pages 90-91 for Ivy International Core Equity Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 91 for Ivy International Core Equity Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

Supplement	Prospectus	15

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 92 for Ivy International Growth Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 92 for Ivy International Growth Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.38%	[3]
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.73%

[3]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on page 92 for Ivy International Growth Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 94 for Ivy International Growth Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 95 for Ivy International Growth Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

16	Prospectus	Supplement

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 96 for Ivy Managed European/Pacific Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 96 for Ivy Managed European/Pacific Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.43%	[4]
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	1.24%
Total Annual Fund Operating Expenses	2.22%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.22%

[4]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 96-97 for Ivy Managed European/Pacific Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 99 for Ivy Managed European/Pacific Fund:

as of December 31, 2011	1 Year	Life of Class
Class R*
Return Before Taxes	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on pages 99-100 for Ivy Managed European/Pacific Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

Supplement	Prospectus	17

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 101 for Ivy Managed International Opportunities Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 101 for Ivy Managed International Opportunities Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.34%	[4]
Acquired Fund Fees and Expenses (estimated indirect expenses of underlying funds)	1.16%
Total Annual Fund Operating Expenses	2.05%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.05%

[4]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 101-102 for Ivy Managed International Opportunities Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 104 for Ivy Managed International Opportunities Fund:

as of December 31, 2011	1 Year	Life of Class
Class R*
Return Before Taxes	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on pages 104-105 for Ivy Managed International Opportunities Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

18	Prospectus	Supplement

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 106 for Ivy Pacific Opportunities Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 106 for Ivy Pacific Opportunities Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees (as of September 30, 2012)	0.97%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.38%	[3]
Total Annual Fund Operating Expenses	1.85%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.85%

[3]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on page 106 for Ivy Pacific Opportunities Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on pages 108-109 for Ivy Pacific Opportunities Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 109 for Ivy Pacific Opportunities Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

Supplement	Prospectus	19

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 122 for Ivy Balanced Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 122 for Ivy Balanced Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.32%	[3]
Total Annual Fund Operating Expenses	1.52%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.52%

[3]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on page 122 for Ivy Balanced Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on page 125 for Ivy Balanced Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years (or Life of Class)
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 125 for Ivy Balanced Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

20	Prospectus	Supplement

The following information should be added to the Shareholder Fees table in the “Fees and Expenses” section on page 127 for Ivy Energy Fund:

Shareholder Fees

(fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None

The following information should be added to the Annual Fund Operating Expenses table in the “Fees and Expenses” section on page 127 for Ivy Energy Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class R
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.44%	[4]
Total Annual Fund Operating Expenses	1.79%
Fee Waiver and/or Expense Reimbursement	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.79%

[4]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

The following information should be added to the tables of the Example in the “Fees and Expenses” section on pages 127-128 for Ivy Energy Fund:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	—	—	—	—

The following should be added to the Average Annual Total Returns table in the “Performance” section on pages 129-130 for Ivy Energy Fund:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	Life of Class
Class R*
Return Before Taxes	N/A	N/A	N/A

*	Class R shares have not been in operation for a full calendar year; and, therefore, do not have performance information to include in the performance table.

The following information should be added to the bottom of the “Purchase and Sale of Fund Shares” section on page 130 for Ivy Energy Fund:

For Class R:

Please check with your selling broker-dealer, plan administrator or third-party record keeper to sell Class R shares of the Fund and for information about minimum investment requirements.

Supplement	Prospectus	21

The following sentence is added to the introductory paragraph of the “Financial Highlights” section on page 213:

Class R shares of the Ivy Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Value Fund, Ivy Bond Fund, Ivy Global Bond Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Pacific Opportunities Fund, Ivy Balanced Fund, and Ivy Energy Fund are new and do not have an operating history. Information, when available, will be included in the Funds’ next annual or semi-annual report.

[Add 6 month financial statements here]

22	Prospectus	Supplement

Subject to Completion — dated October 19, 2012

This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state. The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.

Ivy Funds

Supplement dated                     , 2012 to the

Ivy Funds Statement of Additional Information

dated July 31, 2012, as supplemented September 12, 2012

Please note that all changes are effective December 18, 2012, unless otherwise noted below:

On the cover page, the following information should be added to the table:

Ticker
IVY EQUITY FUNDS	Class R
Ivy Balanced Fund
Ivy Core Equity Fund
Ivy Cundill Global Value Fund
Ivy Dividend Opportunities Fund
Ivy Energy Fund
Ivy European Opportunities Fund
Ivy Global Equity Income Fund
Ivy Global Income Allocation Fund
Ivy International Core Equity Fund
Ivy International Growth Fund
Ivy Managed European/Pacific Fund
Ivy Managed International Opportunities Fund
Ivy Micro Cap Growth Fund
Ivy Pacific Opportunities Fund
Ivy Small Cap Value Fund
Ivy Value Fund

IVY FIXED INCOME AND MONEY MARKET FUNDS
Ivy Bond Fund
Ivy Global Bond Fund
Ivy High Income Fund
Ivy Limited-Term Bond Fund

The following is added to the end of the “Control Persons and Principal Holders of Securities” section on page 79:

Class R shares of Ivy Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Value Fund, Ivy Bond Fund, Ivy Global Bond Fund, Ivy High Income Fund, Ivy Limited-Term Bond Fund, Ivy Cundill Global Value Fund, Ivy European Opportunities Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Pacific Opportunities Fund, Ivy Balanced Fund, and Ivy Energy Fund have not yet commenced operations as of              and the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of the Fund.

Supplement	Statement of Additional Information	1

The following information should be added to the table on page 89 for distribution fees and service fees for Class R shares in the “Distribution Services” section:

Fund	Distribution and Service Fees

Ivy Balanced Fund*	N/A

Ivy Bond Fund*	N/A

Ivy Core Equity Fund*	N/A

Ivy Cundill Global Value Fund*	N/A

Ivy Dividend Opportunities Fund*	N/A

Ivy Energy Fund*	N/A

Ivy European Opportunities Fund*	N/A

Ivy Global Bond Fund*	N/A

Ivy Global Equity Income Fund*	N/A

Ivy Global Income Allocation Fund*	N/A

Ivy High Income Fund*	N/A

Ivy International Core Equity Fund*	N/A

Ivy International Growth Fund*	N/A

Ivy Limited-Term Bond Fund*	N/A

Ivy Managed European/Pacific Fund*	N/A

Ivy Managed International Opportunities Fund*	N/A

Ivy Micro Cap Growth Fund*	N/A

Ivy Pacific Opportunities Fund*	N/A

Ivy Small Cap Value Fund*	N/A

Ivy Value Fund*	N/A

*	Class R shares of these Funds were not in existence at March 31, 2012, the Trust’s most recent fiscal year end.

The following information should be added to the contractual expense caps regarding Ivy Global Equity Income Fund and Ivy Global Income Allocation Fund on pages 90-91:

Through [December 18, 2013], IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap expenses for Ivy Global Equity Income Fund’s Class R shares at 1.53%.

Through [December 18, 2013], IICO, IFDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 and/or shareholder servicing fees to cap expenses for Ivy Global Income Allocation Fund’s Class R shares at 1.57%.

The third sentence of the second paragraph of the section titled “Trust Shares—The Shares of the Funds” on page 114 is deleted and replaced with the following:

Each Fund (except Ivy Tax-Managed Equity Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund and Ivy Money Market Fund) also offers Class R shares.

2	Statement of Additional Information	Supplement

REGISTRATION STATEMENT

PART C     OTHER INFORMATION

28.    Exhibits:    Ivy Funds

(a)	Articles of Incorporation:

	(a)(1)	Declaration of Trust for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(a)(2)	Schedule A to Declaration of Trust effective June 4, 2012, filed with Post Effective Amendment No. 73, and incorporated by reference herein.

	(a)(3)	Schedule A to Declaration of Trust to be filed in a subsequent Post-Effective Amendment.

(b)	Bylaws:

	(b)(1)	By-laws for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(c)	Instruments Defining the Rights of Security Holders:

Articles III, V, VI and VII of the Trust Instrument and Articles II and VI of the Bylaws each define the rights of shareholders.

(d)	Investment Advisory Contracts:

	(d)(1)	Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(d)(4)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(5)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(6)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(7)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(8)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(d)(9)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(d)(10)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(e)	Distribution Agreements:

	(e)(1)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(e)(2)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(f)	Bonus or Profit Sharing Contracts: Not applicable.

(g)	Custodian Agreements:

	(g)(1)	Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(g)(2)	Rule 17f-5 Delegation Agreement between Ivy Funds and UMB Bank, N.A., dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(g)(3)	Appendix B to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(g)(4)	Supplement to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated as of July 1, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(g)(5)	Custody Agreement between The Bank of New York Mellon and Ivy Funds, dated March 9, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)	Other Material Contracts:

	(h)(1)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(2)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(3)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund and Ivy International Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(4)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Energy Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(5)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(h)(6)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(7)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Micro Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(8)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(9)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(10)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(11)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated April 1, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(12)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Limited-Term Bond Fund, dated May 26, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(13)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Value Fund, dated July 29, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(14)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(15)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(16)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(17)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(18)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 9, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(h)(19)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(h)(20)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(h)(21)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(h)(22)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(h)(23)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(h)(24)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(h)(25)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(h)(26)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(h)(27)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Income Allocation Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(h)(28)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company to be filed in a subsequent Post-Effective Amendment.

(i)	Opinion and Consent of Counsel to be filed in a subsequent Post-Effective Amendment.

(j)	Consent of Independent Registered Public Accounting Firm to be filed in a subsequent Post-Effective Amendment.

(k)	Omitted Financial Statements: Not applicable.

(l)	Initial Capital Agreements: Not applicable.

(m)	Rule 12b-1 Plans:

	(m)(2)	Distribution and Service Plan, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(n)	Rule 18f-3 Plans:

	(n)(1)	Multiple Class Plan for Ivy Funds, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(n)(2)	Appendix A to the Multiple Class Plan for Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(n)(3)	Appendix A to the Multiple Class Plan for Ivy Funds effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(n)(4)	Appendix A to the Multiple Class Plan for Ivy Funds to be filed in a subsequent Post-Effective Amendment.

(p)	Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference herein.

Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(p)(1)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(2)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(3)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(4)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(5)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company (WISC), as revised May 2011, filed with Post-Effective Amendment No. 72, and incorporated by reference herein.

	(p)(6)	Code of Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(p)(7)	Code of Ethics for Advantus Capital Management, Inc, dated May 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

29.	Persons Controlled by or under common control with Registrant: None.

30.	Indemnification

Reference is made to Article VII of the Trust Instrument of the Registrant, filed by EDGAR on January 29, 2010 as Exhibit (a)(1) to Post-Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010 as Exhibit (e)(1) to Post-Effective Amendment No. 65, each of which provides indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

31.	Business and Other Connections of Investment Manager

Ivy Investment Management Company (IICO) is the investment manager of the Registrant. Under the terms of an Investment Management Agreement between IICO and the Registrant, IICO is to provide investment management services to the Registrant. IICO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of the Registration Statement and to other investment advisory clients.

Each director and executive officer of IICO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of IICO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information (SAI) of the Registrant. The address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of IICO, reference is made to Part A and Part B of the Prospectus and SAI of this Registrant.

32.	Principal Underwriter and Distributor

(a) Ivy Funds Distributor, Inc. (IFDI) has served as principal underwriter and distributor to the Funds. Pursuant to the Principal Underwriting Agreement, IFDI offers the Fund’s shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force).

(b) The information contained in the underwriter’s application on Form BD, as filed on August 23, 2012, SEC No. 8-27030, under the Securities Exchange Act of 1934, is herein incorporated by reference.

(c) No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person.

33.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are under the possession of Mr. Joseph W. Kauten and Mr. Philip A. Shipp, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

34.	Management Services

There are no service contracts other than as discussed in Part A and B of the Registration Statement and listed in response to the Item numbers contained herein in this Part C of this Post-Effective Amendment.

35.	Undertakings: Not applicable.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS (hereinafter called the Trust), and certain trustees and officers for the Trust, do hereby constitute and appoint HENRY J. HERRMANN, DANIEL C. SCHULTE, KRISTEN A. RICHARDS and PHILIP A. SHIPP, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:    May 22, 2012.

/s/ Henry J. Herrmann
Henry J. Herrmann, President

/s/ Joseph Harroz, Jr.	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Jarold W. Boettcher	Trustee
Jarold W. Boettcher

/s/ James D. Gressett	Trustee
James D. Gressett

/s/ Henry J. Herrmann	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson, Jr.	Trustee
Glendon E. Johnson, Jr.

/s/ Eleanor B. Schwartz	Trustee
Eleanor B. Schwartz

/s/ Michael G. Smith	Trustee
Michael G. Smith

/s/ Edward M. Tighe	Trustee
Edward M. Tighe

Attest:

/s/ Mara D. Herrington
Mara D. Herrington, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 19th day of October, 2012.

IVY FUNDS

a Delaware statutory trust

(Registrant)

By /s/ Henry J. Herrmann

Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities shown and on the 19th day of October, 2012.

Signatures	Title

/s/ Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/ Joseph W. Kauten Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer

/s/ Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/ James D. Gressett*	Trustee
James D. Gressett

/s/ Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/ Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

/s/ Michael G. Smith*	Trustee
Michael G. Smith

/s/ Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/ Philip A. Shipp
Philip A. Shipp
Attorney-in-Fact

ATTEST:	/s/ Mara D. Herrington
Mara D. Herrington Secretary